Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF	Feb. 09, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480